Consolidated Statements of Changes in Equity - USD ($)	Total	Contributed equity	Accumulated losses	Share Based Payments Reserve	Foreign Currency Translation Reserve	Convertible Loan Note Reserve
Balance at the beginning of the year at Jun. 30, 2020	$ 44,527,798	$ 71,752,704	$ (45,428,664)	$ 16,422,674	$ (2,742,011)	$ 4,523,095
Net loss	(13,446,593)		(13,446,593)
Other comprehensive (income) loss	7,802,293				7,802,293
Total comprehensive (loss)/income	38,883,498		(58,875,257)	16,422,674	5,060,282	4,523,095
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	94,922,006	94,922,006
Settlement of limited recourse loan	1,070,250	1,070,250
Share-based payments	3,574,080			3,574,080
Balance at the end of the year at Jun. 30, 2021	138,449,834	167,744,960	(58,875,257)	19,996,754	5,060,282	4,523,095
Net loss	(51,860,307)		(51,860,307)
Other comprehensive (income) loss	(17,751,688)				(17,751,688)
Total comprehensive (loss)/income	(69,611,995)		(51,860,307)		(17,751,688)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	170,266,882	170,266,882
Share-based payments	12,028,757			12,028,757
Balance at the end of the year at Jun. 30, 2022	251,133,478	338,011,842	(110,735,564)	32,025,511	(12,691,406)	4,523,095
Balance at the end of the year at Dec. 31, 2022	226,056,269	338,108,198	(138,599,578)	37,161,498	(15,136,944)	4,523,095
Balance at the beginning of the year at Jun. 30, 2022	251,133,478	338,011,842	(110,735,564)	32,025,511	(12,691,406)	4,523,095
Net loss	(27,864,014)		(27,864,014)
Other comprehensive (income) loss	(2,445,538)				(2,445,538)
Total comprehensive (loss)/income	(30,309,552)		(27,864,014)		(2,445,538)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	96,356	96,356
Share-based payments	5,135,987			5,135,987
Balance at the end of the year at Dec. 31, 2022	226,056,269	338,108,198	(138,599,578)	37,161,498	(15,136,944)	4,523,095
Net loss	(46,248,261)		(46,248,261)
Other comprehensive (income) loss	(1,489,976)				(1,489,976)
Total comprehensive (loss)/income	(47,738,237)		(46,248,261)		(1,489,976)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	317,088	317,088
Share-based payments	5,301,155			5,301,155
Balance at the end of the year at Dec. 31, 2023	$ 183,936,275	$ 338,425,286	$ (184,847,839)	$ 42,462,653	$ (16,626,920)	$ 4,523,095